Taxation Paid	12 Months Ended
Feb. 29, 2024
Taxation Paid [Abstract]
TAXATION PAID

25. TAXATION PAID

	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022

Balance payable at beginning of the year	(47,369)	(32,100)	(10,203)
Acquisition of subsidiary	–	–	477
Current tax for the year recognized in profit or loss	(318,054)	(268,069)	(225,240)
Translation adjustments	(1,195)	(3,821)	341
Balance payable at end of the year	64,661	47,369	32,100
	(301,957)	(256,621)	(202,525)